Equity-accounted investees	12 Months Ended
Mar. 31, 2026
Equity-Accounted Investees [Abstract]
Disclosure of investments accounted for using equity method [text block]	Equity-accounted investees
The Company holds interests in two associates, both of which are Japan-based, pre-revenue stage companies accounted for under the equity method:
(1)MynaWallet, Inc. (“MynaWallet”)
A fintech company developing a digital wallet linked to Japan's My Number national ID system, in which Coincheck Parent holds a 28.7% interest. Significant influence is evidenced by Coincheck Parent’s shareholding and its board representation rights under the shareholders' agreement.
(2)au Coincheck Digital Assets, Inc. “aCDA”)
A company engaged in the planning, development and operation of crypto-asset wallets and related digital financial services, in which Coincheck holds a 40.0% interest. Significant influence is evidenced by Coincheck's shareholding and its board representation rights under the joint venture agreement.
As of March 31, 2026, the aggregate carrying amount of interests in associates was ¥491 million. The Company's aggregate share of loss from continuing operations, which equaled its total comprehensive loss for the period was ¥18 million.